Revision of prior financial statements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revision of prior financial statements
43.	Revision of prior financial statements

The Group revised the prior period financial statements to correct errors in relation to the under-statement of revenue due to omission of data transferring from billing system to finance system, and the details are as follows:

Consolidated Statements of financial position

(In millions of Korean won)	January 1, 2017						December 31, 2017
	As Previously Reported		Adjustments		As Revised		As Previously Reported		Adjustments		As Revised
Current assets	￦	9,716,020	￦	150,282	￦	9,866,302	￦	9,678,243	￦	150,282	￦	9,828,525
Trade and other receivables		5,327,352		150,282		5,477,634		5,814,283		150,282		5,964,565

Total assets	￦	30,664,298	￦	150,282	￦	30,814,580	￦	29,745,439	￦	150,282	￦	29,895,721

Current liabilities	￦	9,523,137	￦	16,058	￦	9,539,195	￦	9,458,104	￦	16,058	￦	9,474,162
Trade and other payables		7,139,771		1,954		7,141,725		7,424,134		1,954		7,426,088
Current income tax liabilities		88,739		14,104		102,843		68,880		14,104		82,984

Total liabilities	￦	17,881,580	￦	16,058	￦	17,897,638	￦	16,696,309	￦	16,058	￦	16,712,367

Equity attribute to owners of the Controlling Company	￦	11,429,874	￦	134,224	￦	11,564,098	￦	11,657,366	￦	134,224	￦	11,791,590
Retained earnings		9,644,483		134,224		9,778,707		9,826,926		134,224		9,961,150

Total equity		12,782,718		134,224		12,916,942		13,049,130		134,224		13,183,354

Total liabilities and equity	￦	30,664,298	￦	150,282	￦	30,814,580	￦	29,745,439	￦	150,282	￦	29,895,721

Consolidated Statement of operations & Comprehensive Income

(In millions of Korean won)	Year ended December 31, 2016
	As Previously Reported		Adjustments		As Revised
Operating revenue	￦	23,120,878	￦	43,324	￦	23,164,202
Operating profit		1,339,780		43,324		1,383,104
Profit before income tax		1,123,431		43,324		1,166,755
Income tax expense		328,314		6,596		334,910

Profit for the year	￦	795,117	￦	36,728	￦	831,845
Profit for the year attributable to the equity holders of the Controlling Company		708,362		36,728		745,090

Total comprehensive income for the year	￦	789,447	￦	36,728	￦	826,175
Total comprehensive income for the year attributable to the equity holders of the Controlling Company	￦	701,685	￦	36,728	￦	738,413

Consolidated Statements of changes in equity

(In millions of Korean won)	As Previously Reported				Adjustments				As Revised
	Retained earnings		Owners of the Controlling Company		Retained earnings		Owners of the Controlling Company		Retained earnings		Owners of the Controlling Company
Balance at January 1, 2016	￦	9,049,971	￦	10,835,735	￦	97,496	￦	97,496	￦	9,147,467	￦	10,933,231
Balance at December 31, 2016	￦	9,644,483	￦	11,429,874	￦	134,224	￦	134,224	￦	9,778,707	￦	11,564,098
Balance at December 31, 2017	￦	9,826,926	￦	11,657,366	￦	134,224	￦	134,224	￦	9,961,150	￦	11,791,590

The increase in retained earnings due to revision of prior period financial statements before January 1, 2016 is ￦97,496 million.